Taxation - Summary of Taxation Charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current tax:
Charge in respect of current period	$ 13,648	$ 13,066	$ 16,383
Adjustments in respect of prior periods	58	(422)	(947)
Total	13,706	12,644	15,436
Deferred tax:
Relating to the origination and reversal of temporary differences, tax losses and credits	(491)	(305)	5,196
Relating to changes in tax rates and legislation	112	242	785
Adjustments in respect of prior periods	74	410	524
Total	(305)	347	6,505
Total taxation charge	$ 13,401	$ 12,991	$ 21,941